o MS P-1
                         SUPPLEMENT DATED JULY 15, 2003
                              TO THE PROSPECTUS OF

                        FRANKLIN MUTUAL SERIES FUND INC.
  (Mutual Beacon Fund, Mutual Financial Services Fund, Mutual Qualified Fund,
       Mutual Shares Fund, Mutual Discovery Fund, Mutual European Fund)
                                dated May 1, 2003

The prospectus is amended as follows:

I. The Class A "Annual Fund Operating Expenses" table on page 15 is replaced with the following:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             Mutual
 Class A                                Beacon   Qualified   Shares  Discovery
------------------------------------------------------------------------------
 Management fees/5                       0.60%     0.60%     0.60%    0.80%
 Distribution and service (12b-1) fees   0.35%     0.35%     0.35%    0.35%
 Other expenses/6                        0.24%     0.24%     0.23%    0.28%
                                        ---------------------------------------
 Total annual Fund operating expenses/5  1.19%     1.19%    1.18%     1.43%
                                        ---------------------------------------
 Management fee reduction/5             -0.01%    -0.01%   -0.01%      N/A
                                        ---------------------------------------
 Net annual Fund operating expenses/5    1.18%     1.18%    1.17%     1.43%
                                        ---------------------------------------

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE